FOUNDERS FUNDS, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997
                   (AS SUPPLEMENTED THROUGH DECEMBER 17, 1997)

ACQUISITION OF FOUNDERS BY MELLON BANK, N.A.
On April 1, 1998, Founders Asset Management, Inc. ("Founders"), the investment adviser to the Funds, was acquired by Mellon Bank, N.A. This acquisition was accomplished by a merger of Founders into a subsidiary of Mellon Bank called Founders Asset Management LLC ("New Founders"). Following the acquisition, a group of Founders executives and portfolio managers purchased an aggregate 10% equity interest in New Founders. A new investment advisory agreement between the Funds and New Founders was approved by the shareholders of each of the Funds at a special meeting held on February 17, 1998. As a result, beginning April 1, 1998, all references in the Prospectus to "we," "us," "our," or "Founders" refer to New Founders.

In addition, the section of the Funds' prospectus entitled "General Information -- Founders' Services to the Funds" is hereby amended on page 43 by replacing the second, third and fourth paragraphs with the following:

          Founders serves as investment adviser to each of the Funds. Founders is a 90%-owned subsidiary of Mellon Bank, N. A., with the remaining 10% held by certain Founders executives and portfolio managers. Mellon Bank is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets. The affairs of the Funds, including the services provided by Founders, are subject to the supervision and general oversight of the Funds' Board of Directors.

                                  (continued)

In connection with the acquisition, the Funds engaged a new distributor that is unaffiliated with Founders. Accordingly, the section of the Funds' prospectus entitled "General Information" is hereby amended on page 47 to add the following new paragraph before the section entitled "Voting Rights:"

          DISTRIBUTOR
          The Funds' distributor is Premier Mutual Fund Services, Inc. ("Premier"), located at 60 State Street, Boston, Massachusetts 02109. Premier's ultimate parent is Boston Institutional Group, Inc. All of the Funds' officers are affiliated with Premier or with affiliates of Premier.

FOUNDERS SPECIAL FUND
At a meeting held on March 13, 1998, the Funds' Board of Directors determined to revise the investment policy of Founders Special Fund. Accordingly, the section of the description of Founders Special Fund entitled "Investment Objective" is hereby amended on page 16 to read as follows:

     INVESTMENT OBJECTIVE
     Capital appreciation

     SPECIAL FUND normally invests at least 65% of its total assets in equity securities of domestic and foreign issuers which we characterize as "growth" companies. We generally will select securities for the Fund without regard to an issuer's market capitalization. The Fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country. For more information on our "growth" style of portfolio management, see "Founders' Investment Philosophy." For more information on the Funds' investment techniques and their related risks, see "Investment Policies and Risks."

In order to assist in implementing this new investment approach, Founders has hired a new portfolio manager for Founders Special Fund. Accordingly, the section of the description of Founders Special Fund entitled "Portfolio Managers" is hereby amended on page 16 to read as follows:

     PORTFOLIO MANAGER
     Paul A. LaRocco, Vice President of Investments. Mr. LaRocco is a Chartered Financial Analyst who became lead portfolio manager for Founders Special Fund in March 1998. Prior to joining Founders, Mr. LaRocco was a vice president and portfolio manager with Oppenheimer Funds Inc. (1993-1998) and a securities analyst with Columbus Circle Investors (1990-1993). A graduate of the University of California at Santa Barbara, Mr. LaRocco received an MBA with a concentration in finance from the University of Chicago.

The biography of Douglas A. Loeffler appearing on page 18 of the Funds' prospectus is hereby revised to indicate that he no longer serves as co-lead portfolio manager of Founders Special Fund. In addition, Michael K. Haines no longer serves as co-lead portfolio manager of Founders Special Fund

The date of this Supplement is April 7, 1998.

                              FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997

On April 1, 1998, Founders Asset Management, Inc. ("Founders"), the investment adviser to the Funds, was acquired by Mellon Bank, N.A. This acquisition was accomplished by a merger of Founders into a subsidiary of Mellon Bank called Founders Asset Management LLC ("New Founders"). Following the acquisition, a group of Founders executives and portfolio managers purchased an aggregate 10% equity interest in New Founders. A new investment advisory agreement between the Funds and New Founders was approved by the shareholders of each of the Funds at a special meeting held on February 17, 1998. As a result, beginning April 1, 1998, all references in the Statement of Additional Information to "Founders" refer to New Founders.

The cover page of the Funds' Statement of Additional Information is hereby amended by replacing the line "Founders Asset Management, Inc., Distributor" with "Founders Asset Management LLC, Investment Adviser."

The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Directors and Officers" is hereby amended on page 39 to update the following paragraph:

     BJORN K. BORGEN *
     2930 E. Third Ave.
     Denver, Colorado  80206.
       Director and Executive Committee Member
          Formerly (1971 to 1998), Chairman, Chief Executive Officer, Chief Investment Officer, and Director of Founders. Born:
          September 22, 1937.

The section of the Funds' Statement of Additional Information entitled "Directors and Officers" is hereby further amended on page 41 to delete the references to Jonathan F. Zeschin, David L. Ray, Kenneth R. Christoffersen and Roberto Galindo, Jr. and replace them with the following:

     The officers of the Company and their principal occupations for the last five years appear below. All of the Company's officers are affiliated with its distributor, Premier Mutual Fund Services, Inc., or with affiliates of Premier. None of the Company's officers is affiliated with Founders.

  MARIE E. CONNOLLY
  60 State Street
  Boston, Massachusetts  02109
    President and Treasurer
       President, Funds Distributor Inc. (since  1992),
       an  affiliate  of Premier Mutual Fund  Services,
       Inc.,  the Funds' distributor; Treasurer,  Funds
       Distributor  Inc.  (July 1993  to  April  1994);
       Chief Operating Officer, Funds Distributor  Inc.
       (since  April 1994); Director, Funds Distributor
       Inc.   (since   July  1992);  President,   Chief
       Executive Officer, Chief Compliance Officer  and
       Director,  Premier  Mutual Fund  Services,  Inc.
       (since  April  1994); Senior Vice President  and
       Director   of   Financial  Administration,   The
       Boston Company Advisors, Inc. (December 1988  to
       May   1993).   President  and  Treasurer  (since
       September 1994), and Vice President (March  1994
       to  September 1994) of the registered investment
       companies  in  the  Dreyfus  family  of   funds.
       Born:  August 1, 1957.

  MARGARET W. CHAMBERS
  60 State Street
  Boston, Massachusetts  02109
    Secretary
       Senior  Vice  President and General  Counsel  of
       Funds   Distributor  Inc.  (since  April  1998).
       From  August  1996 to March 1998,  Ms.  Chambers
       was   Vice   President  and  Assistant   General
       Counsel  for  Loomis,  Sayles  &  Company,  L.P.
       From  January  1986 to July  1996,  she  was  an
       associate  with the law firm of  Ropes  &  Gray.
       Secretary    of   the   registered    investment
       companies in the Dreyfus family of funds  (since
       April 1998).

  DOUGLAS C. CONROY
  60 State Street
  Boston, Massachusetts  02109
    Vice President and Assistant Secretary
       Supervisor    of    Treasury    Services     and
       Administration of Funds Distributor  Inc.   From
       April  1993  to January 1995, Mr. Conroy  was  a
       Senior  Fund  Accountant for  Investors  Bank  &
       Trust  Company.   From December  1991  to  March
       1993,   Mr.  Conroy  was  employed  as  a   fund
       accountant   at   The  Boston   Company.    Vice
       President   and  Assistant  Secretary   of   the
       registered  investment companies in the  Dreyfus
       family  of  funds  (since  July  1996).    Born:
       March 31, 1969.

  CHRISTOPHER J. KELLEY
  60 State Street
  Boston, Massachusetts  02109
    Vice President and Assistant Secretary
       Vice  President  and  Senior  Associate  General
       Counsel  of  Funds Distributor Inc. and  Premier
       Mutual  Fund Services, Inc.  From April 1994  to
       July  1996, Mr. Kelley was Assistant Counsel  at
       Forum  Financial  Group.  From October  1992  to
       March  1994, Mr. Kelley was employed  by  Putnam
       Investments  in legal and compliance capacities.
       Vice  President and Assistant Secretary  of  the
       registered  investment companies in the  Dreyfus
       family  of  funds (since January  1998).   Born:
       December 24, 1964.

  KATHLEEN K. MORRISEY
  60 State Street
  Boston, Massachusetts  02109
    Vice President and Assistant Secretary
       Manager   of   Treasury  Operations   of   Funds
       Distributor  Inc.   From July 1994  to  November
       1995, Ms. Morrisey was a Fund Accountant II  for
       Investors Bank & Trust Company.  Prior  to  that
       she  was  a finance student at Stonehill College
       in   North  Easton,  MA.   Vice  President   and
       Assistant    Secretary   of    the    registered
       investment  companies in the Dreyfus  family  of
       funds  (since  January 1998).   Born:   July  5,
       1972.

  MARY A. NELSON
  60 State Street
  Boston, Massachusetts  02109
    Vice President and Assistant Treasurer
       Vice  President and Manager of Treasury Services
       and  Administration of Funds  Distributor,  Inc.
       Vice  President of Premier Mutual Fund Services,
       Inc.   From  September 1989 to  July  1994,  Ms.
       Nelson  was  an  Assistant  Vice  President  and
       Client  Manager  for The Boston  Company.   Vice
       President   and  Assistant  Treasurer   of   the
       registered  investment companies in the  Dreyfus
       family  of  funds  (since  July  1996).    Born:
       April 22, 1964.

  MICHAEL S. PETRUCELLI
  200 Park Avenue
  New York, New York  10166
    Vice President and Assistant Treasurer
       Director  of  Strategic  Client Initiatives  for
       Funds   Distributor  Inc.  From  December,  1989
       through   November,  1996   Mr.  Petrucelli  was
       employed with GE Investment Services where he held various financial, business development and compliance positions. He also served as treasurer of the GE Funds and as Director of GE Investment
       Services. Vice President and Assistant Treasurer of the registered investment companies in the Dreyfus family of funds (since January 1997).
       Born: May 18, 1961.

  JOSEPH F. TOWER, III
  60 State Street
  Boston, Massachusetts  02109
    Vice President and Assistant Treasurer
       Senior Vice President, Treasurer, Chief Financial
       Officer and  Director of Funds  Distributor  Inc.
       and Premier Mutual Fund  Services, Inc. From July
       1988 to August  1994,  Mr. Tower was  employed by
       The Boston Company, Inc., where he held various management positions in the Corporate Finance and Treasury areas. Vice President and Assistant
       Treasurer of the registered investment companies in the Dreyfus family of funds (since January
       1998).  Born:  June 13, 1962.

  ELBA VASQUEZ
  200 Park Avenue
  New York, New York  10166
    Vice President and Assistant Secretary
       Assistant  Vice  President of Funds  Distributor
       Inc.   Ms.  Vasquez has been an  employee  since
       May   1996,   as  a  Sales  Associate   in   the
       distribution  of  World Equity Benchmark  Shares
       ("WEBS").  From March 1990 to May 1996, she  was
       employed by U.S. Trust Company of New York.   As
       an  officer  of  U.S. Trust,  she  held  various
       positions  in the sales and marketing  of  their
       proprietary   family  of  mutual  funds.    Vice
       President   and  Assistant  Secretary   of   the
       registered  investment companies in the  Dreyfus
       family  of  funds (since January  1998).   Born:
       December 14, 1961.

The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Investment Adviser and Distributor" is hereby amended on page 43 to replace the first paragraph with the following:

     INVESTMENT ADVISER

          Founders Asset Management LLC ("Founders") serves as investment adviser to the Funds. Founders is a 90%-owned subsidiary of Mellon Bank, N.
     A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation ("MBC"), a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon and MBC are located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258. MBC provides a comprehensive range of financial products and services in domestic and selected international markets. MBC's banking subsidiaries are located in Pennsylvania, Massachusetts, Delaware, Maryland, New Jersey, and Florida, while other subsidiaries are located in key business centers throughout the United States and abroad. MBC currently ranks among the nation's largest bank holding companies based on market capitalization.

          MBC's principal wholly-owned subsidiaries are Mellon, The Boston Company, Inc., Mellon Bank (DE) National Association, Mellon Bank (MD) National Association, and a number of companies known as Mellon Financial Services Corporation. MBC also owns a federal savings bank headquartered in Pennsylvania, Mellon Bank, F.S.B. The Dreyfus Corporation ("Dreyfus"), one of the nation's largest mutual fund companies, is a wholly-owned subsidiary of Mellon. MBC's banking subsidiaries engage in retail financial services, commercial banking, trust and investment management services, residential real estate loan financing, mortgage servicing, equipment leasing, mutual fund activities and various securities-related activities. Through its subsidiaries, MBC managed more than $300 billion in assets as of December 31, 1997. As of that date various subsidiaries of MBC provided non-investment services, such as custodial or administration services, for approximately $1.5 trillion in assets.

            Under the investment advisory agreement between the Company, on behalf of each Fund, and Founders, Founders furnishes investment management and administrative services to the Funds, subject to the overall supervision of the Board of Directors of the Company. In addition, Founders provides office space and facilities for the Funds and pays the salaries, fees and expenses of all Founders officers and other employees connected with the operation of the Company. In addition, Founders pays the fees charged by the Company's distributor, Premier Mutual Fund Services, Inc. The Funds compensate Founders for its services by the payment of fees computed daily and paid monthly as follows:

The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Investment Adviser and Distributor" is hereby further amended on page 46 to replace the seventh paragraph on that page with the following:

           The advisory agreement between Founders and the Company on behalf of each of the Funds was approved by the shareholders of each Fund at a shareholders' meeting of the Company held on February 17, 1998. The advisory agreement was approved for an initial term ending May 31, 1999, and may be continued from year to year thereafter either by the vote of a majority of the entire board of directors or by the vote of a majority of the outstanding voting securities of each Fund, and in either case, after review, by the vote of a majority of the Company's directors who are not "interested persons" (as defined in the 1940 Act) (the "Independent Directors") of the Company or Founders, cast in person at a meeting called for the purpose of voting on such approval.

The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Investment Adviser and Distributor" is hereby further amended on page 47 to replace the first full paragraph on that page with the following:

          The Company's shares are sold on a continuous basis at the net asset value per share next calculated after receipt of a purchase order in proper order. See "Determination of Net Asset Value." Effective April 1, 1998, Premier Mutual Fund Services Inc. ("Premier") became the Funds' distributor. Prior to April 1, 1998, Founders Asset Management, Inc., Founders' predecessor corporation ("Old Founders"), acted as the Funds' distributor at no charge to the Funds. Premier acts as agent of the Company in the sale of shares of the Funds under an underwriting agreement approved by the Company's directors on November 18, 1997 for an initial term ending May 31, 1999. Premier is required to use its best efforts to promote the sale of shares of the Funds, but is not obligated to sell any specific number of shares. Premier's compensation for services rendered pursuant to the underwriting agreement is paid by Founders, not the Funds. The provisions for the continuation, termination and assignment of this agreement are identical to those described above with regard to the investment advisory agreement, except that termination other than upon assignment or mutual agreement requires six months notice by either party.

The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Investment Adviser and Distributor" is hereby further amended on page 48 to replace the last paragraph of that section with the following:

          Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Jonathan F. Zeschin, President and Chief Executive Officer; Kenneth R. Christoffersen, Vice President and General Counsel; Gregory P. Contillo, Senior Vice President; Frank Gaffney, Vice President; Roberto Galindo, Jr., Assistant Vice President; Laurine Garrity, Vice President; Michael W. Gerding, Vice President; Michael K. Haines, Senior Vice President; Edward
     F. Keely, Vice President; Brian F. Kelly, Vice President; Paul A. LaRocco, Vice President; James P. Rankin, Vice President; David L. Ray, Vice
     President and Treasurer; Linda M. Ripley, Vice President; and Steven Shapiro, Vice President.

The date of this Supplement is April 7, 1998.